Provisions	12 Months Ended
Dec. 31, 2019
Provisions [Abstract]
Provisions

23. PROVISIONS

(1)	Details of provisions are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
Asset retirement obligation	67,200	66,485
Provisions for guarantees(*1)	89,761	92,486
Provisions for unused loan commitments	121,535	112,554
Provisions for customer reward credits(*2)	49,180	—
Other provisions(*3)	63,637	172,455

Total	391,313	443,980

(*1)	Provisions for guarantees includes provision for financial guarantee of 47,817 million Won and 62,764 million Won as of December 31, 2018 and 2019, respectively.
(*2)	The provisions for existing points that are paid to credit card members and others have been reclassified to other liabilities.
(*3)	Other provisions consist of provision for litigation, loss compensation and others.

(2)	Changes in provisions for guarantees and unused loan commitments are as follows (Unit: Korean Won in millions):

1) Provisions for guarantees

For the year ended December 31, 2017
Beginning balance	238,117
Provisions provided	4,876
Provisions used and others	(24,898)
Reversal of unused amount	(60,300)
Foreign currencies translation adjustments	9
Others	25,443

Ending balance	183,247

	For the year ended December 31, 2018
	Stage1	Stage2	Stage3	Total
Beginning balance(*1)	47,132	18,281	127,511	192,924
Transfer to 12-month expected credit loss	92	(92)	—	—
Transfer to expected credit loss for the entire period	(237)	91,008	(90,771)	—
Transfer to credit-impaired financial assets	(38)	(29)	67	—
Provisions used	(20,429)	—	—	(20,429)
Net reversal of unused amount	(4,866)	(75,410)	(25,709)	(105,985)
Others(*2)	23,249	2	—	23,251

Ending balance	44,903	33,760	11,098	89,761

(*1)	The beginning balance was restated in accordance with IFRS 9.
(*2)	Others have occurred as a result of new financial guarantee contract valued at initial fair value.

	For the year ended December 31, 2019
	Stage1	Stage2	Stage3	Total
Beginning balance	44,903	33,760	11,098	89,761
Transfer to 12-month expected credit loss	13,568	(13,568)	—	—
Transfer to expected credit loss for the entire period	(317)	532	(215)	—
Transfer to credit-impaired financial assets	(30)	(32)	62	—
Provisions used	(27,711)	—	—	(27,711)
Net provision (reversal) of unused amount	(14,400)	5,611	4,437	(4,352)
Others(*)	34,788	—	—	34,788

Ending balance	50,801	26,303	15,382	92,486

(*)	Others have occurred as a result of new financial guarantee contract valued at initial fair value.

2) Provisions for unused loan commitment

For the year ended December 31, 2017
Beginning balance	87,909
Provisions provided	2,028
Provisions used and others	(68)
Reversal of unused amount	(23,744)
Foreign currencies translation adjustments and others	(10)

Ending balance	66,115

	For the year ended December 31, 2018
	Stage1	Stage2	Stage3	Total
Beginning balance(*)	75,232	27,875	1,878	104,985
Transfer to 12-month expected credit loss	7,770	(7,396)	(374)	—
Transfer to expected credit loss for the entire period	(2,376)	2,525	(149)	—
Transfer to credit-impaired financial assets	(213)	(1,579)	1,792	—
Net provision(reversal) of unused amount	(5,813)	23,860	(1,521)	16,526
Others	24	—	—	24

Ending balance	74,624	45,285	1,626	121,535

(*)	The beginning balance was restated in accordance with IFRS 9.

	For the year ended December 31, 2019
	Stage1	Stage2	Stage3	Total
Beginning balance	74,624	45,285	1,626	121,535
Transfer to 12-month expected credit loss	11,771	(11,024)	(747)	—
Transfer to expected credit loss for the entire period	(1,813)	1,945	(132)	—
Transfer to credit-impaired financial assets	(213)	(275)	488	—
Net provision(reversal) of unused amount	(19,394)	7,233	3,117	(9,044)
Others	63	—	—	63

Ending balance	65,038	43,164	4,352	112,554

(3)	Changes in asset retirement obligation are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2017	2018	2019
Beginning balance	58,076	61,872	67,200
Provisions provided	2,225	1,489	2,729
Provisions used	(1,283)	(913)	(2,276)
Reversal of provisions unused	(733)	(1,038)	(2,926)
Amortization	428	564	435
Increase in restoration costs and others	3,159	5,226	994
Business Combination (Note 44)	—	—	329

Ending balance	61,872	67,200	66,485

The amount of the asset retirement obligation is the present value of the best estimate of future expected expenditure to settle the obligation – arising from leased premises as of December 31, 2019, discounted by appropriate discount rate. The restoration cost is expected to occur by the end of each premise’s lease period, and the Group has used average lease period of each category of leases terminated during the past years in order to rationally estimate the lease period. In addition, the Group used average amount of actual recovery cost for the past 3 years and the inflation rate for last year in order to estimate future recovery cost.

(4)	Changes in other provisions are as follows (Unit: Korean Won in millions):

	For the years ended December 31, 2017
	Provisions for customer reward credits	Other provisions	Total
Beginning balance	22,093	22,282	44,375
Provisions provided	62,593	42,042	104,635
Provisions used	(84,979)	(8,014)	(92,993)
Reversal of unused amount	—	(77)	(77)
Foreign currencies translation adjustments	—	(249)	(249)
Transfer(*)	21,808	—	21,808
Others	18,930	2,807	21,737

Ending balance	40,445	58,791	99,236

(*)	Provision for customer reward credits have increased for the Group due to the point transfer from partners during the year ended in December 31, 2017.

	For the year ended December 31, 2018
	Provisions for customer reward credits	Other provisions	Total
Beginning balance	40,445	58,791	99,236
Provisions provided	70,138	8,384	78,522
Provisions used	(98,170)	(6,940)	(105,110)
Reversal of unused amount	—	(52)	(52)
Foreign currencies translation adjustments	—	(194)	(194)
Transfer(*1)	9,228	—	9,228
Others	27,539	3,648	31,187

Ending balance(*2)	49,180	63,637	112,817

(*1)	Provision for customer reward credits have increased for the Group due to the point transfer from partners during the year ended in December 31, 2018.
(*2)	The provisions for existing points that are paid to credit card members and others have been reclassified to other liabilities.

For the year ended December 31, 2019
Other provision
Beginning balance	63,637
Provisions provided	109,875
Provisions used	(6,123)
Reversal of provisions unused	(171)
Foreign currencies translation adjustments	1,193
Others	224
Business combination (Note 44)	3,820

Ending balance	172,455

(5)	Others

1)

As of September 23, 2019, the Group temporarily suspended the won-payment business due to tightened U.S. sanctions on Iran while it was ongoing to settle trade transactions between Korea and Iran. In connection with these services, the Group is currently being investigated by US government agencies including US prosecutors (United States Attorney’s Office and New York State Attorney General’s Office) and Office of Foreign Assets Control as to whether the Group has violated United States laws by participating in prohibited transactions involving the following countries: Iran, Sudan, Syria and Cuba, which have been sanctioned by the US.

2)

The Group recognized the provision of the estimated compensation amount related to the miss-selling of the Derivative Linked Fund (DLF) incurred during the current term and a fine is expected to be imposed by the Financial Supervisory Service as the best estimate for the expenditure required to meet its obligations at the end of the reporting period. The Group estimated such provision will be paid at the request of each counter party, and estimates all amount will be paid within 2020. On the other hand, the actual amount of compensation of the Group may change due to interest rate changes since the end of the reporting period.